Retirement Benefits - Multiemployer Pension Plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) project	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Multiemployer pension plans
Company contributions to multiemployer pension plans | $	$ 118	$ 108	$ 22
U.S.
Multiemployer pension plans
Number of nuclear power plant projects | project	2